COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Rental Commitments Under Operating Leases
December 31,

2015	$908
2016	592
2017	561
2018	269

$2,330